EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.32

TPR Firm:			Report Date:	5/29/2025
Client Name:	Ellington Management Group		Report:	Exception Report
Deal Name:	EFMT 2025-INV3		Loans in report:	1

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2013535	XXX	D	A	D	A	A	A	A	A	Closed	FCRE1321	2025-02-14 11:02	2025-02-14 15:14	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing attorney opinion letter/trust review documentation	Resolved-Received Trust Cert and approval. - Due Diligence Vendor-02/14/2025
Ready for Review-Document Uploaded.  - Seller-02/14/2025
																							Open-Missing the trust cert specific to subject transaction along with evidence the trust document was approved by XXX per guidelines. - Due Diligence Vendor-02/14/2025	Ready for Review-Document Uploaded. - Seller-02/14/2025	Resolved-Received Trust Cert and approval. - Due Diligence Vendor-02/14/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700		XXX Cert of Trust.pdf Trust-Checklist.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	2013535	XXX	D	A	D	A	A	A	A	A	Closed	FCRE4104	2025-02-14 11:11	2025-02-14 15:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing explanation and supporting documentation for large deposit(s)	Resolved-Received supporting documentation large deposit of $XXX was backed out of available assets. - Due Diligence Vendor-02/14/2025
Ready for Review-Document Uploaded. see UW note at the bottom of the page - Seller-02/14/2025
																							Open-Missing the source documentation for the large deposit in the amount of $XXX deposit into the XXX account # XXX on XXX. - Due Diligence Vendor-02/14/2025	Ready for Review-Document Uploaded. see UW note at the bottom of the page - Seller-02/14/2025	Resolved-Received supporting documentation large deposit of $XXX was backed out of available assets. - Due Diligence Vendor-02/14/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700		ASSET WORKSHEET.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A